Fair Value Measurements (Details) - Schedule of change in the fair value of the derivative warrant liabilities - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 15, 2020	Sep. 30, 2020	Jul. 29, 2020
Schedule of change in the fair value of the derivative warrant liabilities [Abstract]
Level 3 – Derivatrive warrant liabilities at July 29, 2020 (inception)	$ 1,273,000	$ 9,816,670	$ 21,600,000
Level 3 – Derivatrive warrant liabilities at September 30, 2020
Issuance of Public and Private Warrants		23,041,670
Transfer to Level 1 measurement – Public Warrants		(18,683,920)
Change in fair value of derivative warrant liabilities	$ 2,913,330	5,458,920
Level 3 – Derivative warrant liabilities at December 31, 2020		$ 9,816,670